GaveKal Knowledge Leaders Fund
SUMMARY SECTION
Investment Objective
The GaveKal Knowledge Leaders Fund (the “Fund”) seeks long-term growth of capital and to exceed the performance of the MSCI World Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees GaveKal Knowledge Leaders Fund (USD $)	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire fee	20	20
Overnight check delivery fee	15	15
Retirement account fees (annual maintenance and full redemption requests)	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GaveKal Knowledge Leaders Fund		Advisor Class	Institutional Class
Management fees		0.90%	0.90%
Distribution (Rule 12b-1) Fee		0.25%	none
Other expenses (includes shareholder servicing fee of up to 0.15%)		0.84%	0.84%
Total annual fund operating expenses		1.99%	1.74%
Fee waiver and/or expense reimbursements		(0.49%)	(0.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.50%	1.25%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Advisor Class and Institutional Class Shares of the Fund, respectively. This agreement is in effect until December 31, 2013, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example GaveKal Knowledge Leaders Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class	153	546	964	2,131
Institutional Class	127	469	834	1,861

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in common stock of companies of any size located throughout the world, including the United States. The Fund will invest primarily in “platform companies,” which the Fund’s advisor considers to be companies that incorporate knowledge components, or intellectual property, into their products and services, unlike companies that simply produce commodities or other raw materials. Examples of platform companies include companies that focus on knowledge-based elements such as research and development, design, marketing, distribution and services. Such companies are largely service-based and advanced manufacturing businesses and often operate globally. In selecting platform companies for investment, the Fund’s advisor focuses on companies with histories of demonstrating superior operating results through intelligent application of their knowledge capabilities and strong unit volume growth. The Fund may invest in stocks of companies in all industry groups and geographic locations. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may also have limited exposure to emerging markets (typically no more than 20% of the Fund’s total assets).

The Fund will invest primarily in companies included in the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of August 31, 2012, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The Fund advisor’s investment process is a blend of: 1) a fundamental stock selection model, 2) a technical analysis methodology, and 3) top-down macroeconomic models. The advisor employs a proprietary process to measure issuers’ corporate profitability, financial strength and growth potential by accounting for corporate intangible investments (e.g., research and development). The advisor also employs proprietary macroeconomic models that relate economic activity and global asset values to corporate operating performance. Finally, the advisor uses a proprietary technical analysis methodology it has developed to measure relative price trends. Based on the advisor’s fundamental, technical and macroeconomic analysis, it assembles a portfolio of equities that it feels offers the best opportunity for capital appreciation. The Fund advisor's sell discipline is designed to limit downside volatility and includes consideration of the following factors: 1) price momentum, 2) earnings momentum, 3) currency level for foreign companies, 4) valuation and 5) macroeconomic factors.

Principal Risks of Investing

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

• Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Equity Risks: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

• Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in more developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Small- and Mid-Cap Company Risks: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.gavekalfunds.com.

Calendar-Year Total Return for Institutional Class

The year-to-date total return for the Institutional Class as of September 30, 2012 was 12.50%.

Institutional Class
Highest Calendar Qtr Return at NAV (annualized):	6.37%	Quarter Ended 12/31/11
Lowest Calendar Qtr Return at NAV (annualized):	(2.68)%	Quarter Ended 9/30/11

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns GaveKal Knowledge Leaders Fund	1 Year	Since Inception	Inception Date
Advisor Class	7.17%	6.02%	Sep 30, 2010
Institutional Class	7.64%	6.39%	Sep 30, 2010
Institutional Class - Return After Taxes on Distributions	7.63%	6.39%	Sep 30, 2010
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	4.98%	5.44%	Sep 30, 2010
MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	2.32%	Sep 30, 2010

*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are for only Institutional Class and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun 28, 2013
Effective Date	dei_DocumentEffectiveDate	Jun 28, 2013
Prospectus Date	rr_ProspectusDate	Jan 1, 2013
GaveKal Knowledge Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The GaveKal Knowledge Leaders Fund (the “Fund”) seeks long-term growth of capital and to exceed the performance of the MSCI World Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	74.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest primarily in common stock of companies of any size located throughout the world, including the United States. The Fund will invest primarily in “platform companies,” which the Fund’s advisor considers to be companies that incorporate knowledge components, or intellectual property, into their products and services, unlike companies that simply produce commodities or other raw materials. Examples of platform companies include companies that focus on knowledge-based elements such as research and development, design, marketing, distribution and services. Such companies are largely service-based and advanced manufacturing businesses and often operate globally. In selecting platform companies for investment, the Fund’s advisor focuses on companies with histories of demonstrating superior operating results through intelligent application of their knowledge capabilities and strong unit volume growth. The Fund may invest in stocks of companies in all industry groups and geographic locations. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may also have limited exposure to emerging markets (typically no more than 20% of the Fund’s total assets).

The Fund will invest primarily in companies included in the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of August 31, 2012, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The Fund advisor’s investment process is a blend of: 1) a fundamental stock selection model, 2) a technical analysis methodology, and 3) top-down macroeconomic models. The advisor employs a proprietary process to measure issuers’ corporate profitability, financial strength and growth potential by accounting for corporate intangible investments (e.g., research and development). The advisor also employs proprietary macroeconomic models that relate economic activity and global asset values to corporate operating performance. Finally, the advisor uses a proprietary technical analysis methodology it has developed to measure relative price trends. Based on the advisor’s fundamental, technical and macroeconomic analysis, it assembles a portfolio of equities that it feels offers the best opportunity for capital appreciation. The Fund advisor's sell discipline is designed to limit downside volatility and includes consideration of the following factors: 1) price momentum, 2) earnings momentum, 3) currency level for foreign companies, 4) valuation and 5) macroeconomic factors.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

• Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Equity Risks: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

• Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in more developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Small- and Mid-Cap Company Risks: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.gavekalfunds.com.

Calendar-Year Total Return for Institutional Class

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gavekalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date total return for the Institutional Class as of September 30, 2012 was 12.50%.

Institutional Class
Highest Calendar Qtr Return at NAV (annualized):	6.37%	Quarter Ended 12/31/11
Lowest Calendar Qtr Return at NAV (annualized):	(2.68)%	Quarter Ended 9/30/11

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	12.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Qtr Return at NAV (annualized):
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Qtr Return at NAV (annualized):
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.68%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for only Institutional Class and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are for only Institutional Class and after-tax returns for other classes will vary.

GaveKal Knowledge Leaders Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
GaveKal Knowledge Leaders Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAVAX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstgavekal_WireFee	20
Overnight check delivery fee	imstgavekal_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder servicing fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.84%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	546
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	964
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,131
1 Year	rr_AverageAnnualReturnYear01	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
GaveKal Knowledge Leaders Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAVIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstgavekal_WireFee	20
Overnight check delivery fee	imstgavekal_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder servicing fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.84%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	469
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	834
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,861
2011	rr_AnnualReturn2011	7.64%
1 Year	rr_AverageAnnualReturnYear01	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
GaveKal Knowledge Leaders Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
GaveKal Knowledge Leaders Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010

[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Advisor Class and Institutional Class Shares of the Fund, respectively. This agreement is in effect until December 31, 2013, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.